Financial and capital risk management - Effects of derivatives on the income statement, cash flow and other comprehensive income (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)
Financial instruments classification
Financial settlement inflows (outflows)	$ (34)	$ (324)	$ (67)
Net investments hedge
Financial instruments classification
Gain recognized in other comprehensive income	(2,786)	(392)	(543)
Put options - Nickel Revenue Hedging - Bought
Financial instruments classification
Financial settlement inflows (outflows)	292
Cash flow hedge (Nickel and Palladium)
Financial instruments classification
Financial settlement inflows (outflows)	292
Gain recognized in other comprehensive income	(104)	150
Derivatives not designated as hedge
Financial instruments classification
Gain (loss) recognized in the income statement	(1,210)	244	(266)
Derivatives not designated as hedge | Others
Financial instruments classification
Gain (loss) recognized in the income statement	61	102	32
Financial settlement inflows (outflows)	68	21	(3)
Derivatives not designated as hedge | Foreign exchange and interest rate risk
Financial instruments classification
Gain (loss) recognized in the income statement	(1,147)	42	(279)
Financial settlement inflows (outflows)	(196)	(406)	(121)
Derivatives not designated as hedge | Foreign exchange and interest rate risk | CDI & TJLP vs. US$ fixed and floating rate swap
Financial instruments classification
Gain (loss) recognized in the income statement	(746)	(39)	(206)
Financial settlement inflows (outflows)	(141)	(381)	(135)
Derivatives not designated as hedge | Foreign exchange and interest rate risk | IPCA swap
Financial instruments classification
Gain (loss) recognized in the income statement	(262)	118	(23)
Financial settlement inflows (outflows)		(28)	7
Derivatives not designated as hedge | Foreign exchange and interest rate risk | Eurobonds Swap
Financial instruments classification
Gain (loss) recognized in the income statement	28	(39)	(27)
Financial settlement inflows (outflows)	(6)	(5)	(3)
Derivatives not designated as hedge | Foreign exchange and interest rate risk | Euro forward
Financial instruments classification
Gain (loss) recognized in the income statement	(160)	2	(23)
Derivatives not designated as hedge | Foreign exchange and interest rate risk | Pre-dollar swap
Financial instruments classification
Gain (loss) recognized in the income statement	(7)
Financial settlement inflows (outflows)	(49)	8	10
Derivatives not designated as hedge | Commodities price risk
Financial instruments classification
Gain (loss) recognized in the income statement	(124)	100	(19)
Financial settlement inflows (outflows)	(198)	50	57
Derivatives not designated as hedge | Commodities price risk | Nickel
Financial instruments classification
Gain (loss) recognized in the income statement	10	58	(25)
Derivatives not designated as hedge | Commodities price risk | Base metals products
Financial instruments classification
Financial settlement inflows (outflows)	8	48	8
Derivatives not designated as hedge | Commodities price risk | Gasoil Brent and Freight
Financial instruments classification
Gain (loss) recognized in the income statement	(134)	42	6
Financial settlement inflows (outflows)	(206)	2	49
Derivatives designated as cash flow hedge
Financial instruments classification
Financial settlement inflows (outflows)	292	11
Derivatives designated as cash flow hedge | Nickel
Financial instruments classification
Financial settlement inflows (outflows)	292	11
Derivatives designated as cash flow hedge | Others
Financial instruments classification
Gain (loss) recognized in the income statement	$ 61	$ 102	$ 32
Vale S.A. International | Designated hedge
Financial instruments classification
Financial instruments designated as hedging instruments, at fair value					$ 2,168
Vale Holding BV | Designated hedge
Financial instruments classification
Financial instruments designated as hedging instruments, at fair value | €				€ 750